GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2015
GOODWILL AND INTANGIBLE ASSETS, NET [Abstract]
Schedule of Changes in Goodwill
$

Balance as of January 1, 2015	164,092

Acquisition of Make Me Reach	7,663

Balance as of June 30, 2015 (unaudited)	171,755

Schedule of Other Intangible Assets
	December 31, 2014	Additions	Amortization	Impairment	Disposals	June 30, 2015
	$	$	$	$	$	$
	Audited					Unaudited

Acquired technology	38,515	1,261	-	-	(28,515)	11,261
Accumulated amortization	(15,698)	-	(2,163)	-	11,107	(6,754)
Impairment	(14,347)	-	-	(3,061)	17,408	-
Acquired technology, net	8,470	1,261	(2,163)	(3,061)	-	4,507

In-process R&D	2,000	-	-	-	(2,000)	-
Accumulated amortization	-	-	-	-	-	-
Impairment	(2,000)	-	-	-	2,000	-
In-process R&D, net	-	-	-	-	-	-

Tradename and other	15,055	2,193	-	-	(6,474)	10,774
Accumulated amortization	(3,041)	-	(963)	-	1,774	(2,230)
Impairment	(3,594)	-	-	(1,106)	4,700	-
Tradename and other, net	8,420	2,193	(963)	(1,106)	-	8,544

Intangible assets, net	16,890	3,454	(3,126)	(4,167)	-	13,051

Schedule of Estimated Future Amortization Expense
$

2015 (six months ending December 31)	2,416
2016	2,966
2017	2,130
2018	1,620
2019	1,419
Thereafter	2,500

13,051